Description of Organization and Summary of Significant Accounting Policies -Organization (Details)	9 Months Ended
	Sep. 30, 2024 USD ($) D $ / shares shares	Sep. 11, 2024 $ / shares	Apr. 08, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share)		$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001
Class A Common Stock
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share)	0.0001			$ 0.0001	$ 0.0001
Warrant conversion | shares			1
Southport, Sigma Merger Sub, Inc. | Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Common Stock, par value (in dollars per share)	$ 0.0001
Business Combination, Consideration, Threshold Amount | $	$ 1,500,000,000
Aggregate gross proceeds of any capital, by company divided	$ 10
Restriction period	1 year
Southport, Sigma Merger Sub, Inc. | Lock up shares 33 percent | Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares	33.00%
Last reported sale price	$ 12.5
Trading days | D	20
Consecutive trading days | D	30
After closing period for non commencement of consecutive trading days | D	30
Southport, Sigma Merger Sub, Inc. | Lock Up Shares 50 Percent | Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Percentage of lock up shares	50.00%
Trading days | D	20
Consecutive trading days | D	30
After closing period for non commencement of consecutive trading days | D	30
Last reported sale price common stock	$ 15
Southport, Sigma Merger Sub, Inc. | Minimum | Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Net intangible assets | $	$ 5,000,001
Southport, Sigma Merger Sub, Inc. | Class A Common Stock | Angel Studios, Inc. CIK: 0001671941
Description of Organization and Summary of Significant Accounting Policies
Warrant conversion | shares	0.1